Goodwill and Intangibles Level 4 (Details) - Schedule of Goodwill (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill, Gross	$ 182	$ 169
Goodwill, Impaired, Accumulated Impairment Loss	(57)	(57)
Accumulated Foreign Currency Translation	(6)	0
Goodwill	119	112	169
EPCD [Member]
Goodwill [Line Items]
Goodwill, Gross	101	88
Goodwill, Impaired, Accumulated Impairment Loss	(57)	(57)
Accumulated Foreign Currency Translation	2	3
Goodwill	46	34	90
FPD [Member]
Goodwill [Line Items]
Goodwill, Gross	81	81
Goodwill, Impaired, Accumulated Impairment Loss	0	0
Accumulated Foreign Currency Translation	(8)	(3)
Goodwill	$ 73	$ 78	$ 79